Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2024
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS ETF TRUST II
CIK	dei_EntityCentralIndexKey	0001882879
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2024
Prospectus Date	rr_ProspectusDate	Dec. 29, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Goldman Sachs MarketBeta Total International Equity ETF | Goldman Sachs MarketBeta Total International Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GXUS
Goldman Sachs MarketBeta US 1000 Equity ETF | Goldman Sachs MarketBeta US 1000 ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GUSA